Finance debt - Reconciliation of cash flow from financing activities to finance line items in balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New finance debt	$ 0	$ 0	$ 8,347
Repayment of finance debt	(250)	(2,675)	(2,055)
Repayment of lease liabilities	(1,366)	(1,238)	(1,277)
Dividend paid	(5,380)	(1,797)	(2,330)
Share buy-back	(3,315)	(321)	(1,059)
Net current finance debt and other financing activities	(5,102)	1,195	1,365
Cash flows provided by/(used in) financing activities	(15,414)	(4,836)	2,991
Non-current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	27,404	29,118
Repayment of finance debt	(250)	(2,675)
Net current finance debt and other financing activities		(335)
Cash flows provided by/(used in) financing activities	(250)	(3,010)
Transfer to current portion	(2,297)	1,724
Effects of exchange rate changes	(710)	(422)
Other changes	(7)	(6)
Net other changes	(3,014)	1,296
Liabilities arising from financing activities, ending balance	24,141	27,404	29,118
Current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	5,273	4,591
Net current finance debt and other financing activities	(2,982)	2,273
Cash flows provided by/(used in) financing activities	(2,982)	2,273
Transfer to current portion	2,297	(1,724)
Effects of exchange rate changes	(78)	(8)
Other changes	(151)	141
Net other changes	2,068	(1,591)
Liabilities arising from financing activities, ending balance	4,359	5,273	4,591
Financial receivable collaterals [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,577)	(967)
Net current finance debt and other financing activities	(2,038)	(651)
Cash flows provided by/(used in) financing activities	(2,038)	(651)
Effects of exchange rate changes	145	41
Other changes		0
Net other changes	145	41
Liabilities arising from financing activities, ending balance	(3,468)	(1,577)	(967)
Additional paid in capital share based payment/treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(2,027)	(1,588)
Share buy-back	(3,315)	(321)
Net current finance debt and other financing activities	(73)	(75)
Cash flows provided by/(used in) financing activities	(3,388)	(396)
Other changes	30	(43)
Net other changes	30	(43)
Liabilities arising from financing activities, ending balance	(5,385)	(2,027)	(1,588)
Non-controling interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	14	19
Net current finance debt and other financing activities	(8)	(18)
Cash flows provided by/(used in) financing activities	(8)	(18)
Effects of exchange rate changes	(3)	(1)
Other changes	(2)	14
Net other changes	(5)	13
Liabilities arising from financing activities, ending balance	1	14	19
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	582	357
Dividend paid	(5,380)	(1,797)
Cash flows provided by/(used in) financing activities	(5,380)	(1,797)
Divdend declared	7,549	2,041
Other changes	57	(19)
Net other changes	7,606	2,022
Liabilities arising from financing activities, ending balance	2,808	582	357
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	3,562	4,406
Repayment of lease liabilities	(1,366)	(1,238)
Cash flows provided by/(used in) financing activities	(1,366)	(1,238)
Effects of exchange rate changes	(149)	(61)
New leases	1,644	476
Other changes	(24)	(21)
Net other changes	1,471	394
Liabilities arising from financing activities, ending balance	$ 3,667	3,562	4,406
Lease liabilities [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		$ 4,406
Liabilities arising from financing activities, ending balance			$ 4,406